Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

May 26, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.
Washington, D.C. 20549
Attn: Mr. Edward P. Bartz

Re:	CPG 2017 Vintage Access Fund, LLC
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of CPG 2017 Vintage Access Fund, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement"). Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a closed-end, non-diversified management investment company to be managed by Central Park Advisers, LLC ("Central Park Advisers"). The Fund's investment objective is to seek attractive risk-adjusted returns. The Fund will seek to achieve its investment objective principally by making direct investments in a portfolio of institutional private equity and debt investment funds managed or sponsored by various asset management firms unaffiliated with Central Park Advisers that are represented on the Morgan Stanley Smith Barney LLC platform during the Fund's investment period. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

The Fund is structured in certain respects similarly to CPG Carlyle Commitments Fund, LLC (File No. 811-22763) ("CPG Carlyle Fund"), which also is advised by Central Park Advisers. Like CPG Carlyle Fund (which does so through CPG Carlyle Commitments Master Fund, LLC), the Fund principally will invest in a portfolio of institutional private investment funds. Additionally, like CPG Carlyle Fund, the Fund (i) intends to issue units of beneficial interest ("Units") in private placement transactions which do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended, and (ii) will be structured for federal tax purposes as a regulated investment company. Unlike CPG Carlyle Fund, however, the Fund will not be continuously offered. Subsequent to the initial closing date for subscriptions for Units, the Fund may offer Units at one or more closings, which are anticipated to occur over a period of up to six months following the initial closing. Additionally, unlike CPG Carlyle Fund, the Fund will not offer multiple classes of Units, and will not operate pursuant to a "master-feeder" structure.

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Securities and Exchange Commission

May 26, 2017

CPG Carlyle Fund's registration statement initially was reviewed in November 2012 by Mr. Edward P. Bartz of the staff of the Commission, and subsequently has been reviewed on several occasions by Mr. Bartz in connection with certain revisions to the Fund's confidential offering memorandum, including the filing of supplements thereto.

Please direct any questions or comments regarding the Fund's Registration Statement to me at 212.969.3359 (bgreen@proskauer.com) or Stuart H. Coleman of this office at 212.969.3350 (scoleman@proskauer.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Stuart H. Coleman